N-2	Nov. 30, 2023
Cover [Abstract]
Entity Central Index Key	0001327978
Amendment Flag	false
Securities Act File Number	000-52596
Document Type	8-K
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Address, Address Line One	One Tabor Center, 1200 Seventeenth Street, Suite 2900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Entity Emerging Growth Company	false